Supplementary cash flow information - Reconciliation of debt to net cash provided by (used in) financing activities (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	May 31, 2024 USD ($)	Aug. 11, 2021 USD ($)	Aug. 11, 2021 EUR (€)
Reconciliation of debt to net cash provided by (used in) financing activities
Interest expense on lease liabilities	€ 143,211	€ 148,420	€ 148,789
Interest payments included in operating activities	350,789	367,503
Short-term debt from unrelated parties
Reconciliation of debt to net cash provided by (used in) financing activities
Balance at the beginning of period	2,099	456,904
Cash Flow	15,652	(455,687)
Acquisitions (net of divestitures)		2,105
Foreign currency translation	(722)	83
Other	(14)	(1,306)
Balance at the end of period	17,015	2,099	456,904
Long-term debt
Reconciliation of debt to net cash provided by (used in) financing activities
Balance at the beginning of period	6,836,108
Cash Flow	782,968
Acquisitions (net of divestitures)	227
Foreign currency translation	(346,181)
Amortization of debt issuance costs and discounts	10,113
Other	4,646
Balance at the end of period	7,287,881	6,836,108
Long-term debt (excluding Accounts Receivable Facility)
Reconciliation of debt to net cash provided by (used in) financing activities
Balance at the beginning of period	6,836,108	7,424,705
Cash Flow		(772,949)
Acquisitions (net of divestitures)		(2,593)
Foreign currency translation		183,142
Amortization of debt issuance costs and discounts		9,029
Other		(5,226)
Balance at the end of period		6,836,108	7,424,705
Accounts Receivable Facility
Reconciliation of debt to net cash provided by (used in) financing activities
Balance at the beginning of period		22,857
Cash Flow		(23,096)
Foreign currency translation		477
Other		(238)
Balance at the end of period			22,857
Maximum amount available				$ 0	$ 900,000	€ 768,049
Lease liabilities from unrelated parties
Reconciliation of debt to net cash provided by (used in) financing activities
Balance at the beginning of period	4,027,838	4,012,371
Cash Flow	(623,323)	(651,686)
Acquisitions (net of divestitures)	(2,010)	(53,764)
Foreign currency translation	(395,778)	193,046
Other	465,880	527,871
Balance at the end of period	3,472,607	4,027,838	4,012,371
Lease liabilities from related parties
Reconciliation of debt to net cash provided by (used in) financing activities
Balance at the beginning of period	112,863	133,575
Cash Flow	(25,715)	(24,827)
Foreign currency translation	24	(20)
Other	(69,070)	4,135
Balance at the end of period	€ 18,102	€ 112,863	€ 133,575